Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, issued (in shares)	2,106	0
Preferred stock, outstanding (in shares)	2,106	0
Preferred stock, authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	5,689,141	2,077,895
Common stock, shares outstanding (in shares)	5,689,141	2,077,895